Submission	May 13, 2025
Submission [Line Items]
Central Index Key	0000920760
Registrant Name	LENNAR CORP /NEW/
Registration File Number	333-269537
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES